Commitments, Contingent Liabilities and Other (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Aggregate amounts of year-by-year payment of purchase commitments
2012	¥ 207,982
2013	46,707
2014	35,094
2015	25,073
2016	20,338
Later years	14,821
Total	350,015
Changes in product warranty liability
Balance at beginning of the fiscal year	50,856	57,922	59,748
Additional liabilities for warranties	48,610	46,686	60,845
Settlements (in cash or in kind)	(36,537)	(45,218)	(54,498)
Changes in estimate for pre-existing warranty reserve	(4,802)	(7,649)	(2,042)
Translation adjustment	(3,187)	(885)	(6,131)
Balance at end of the fiscal year	¥ 54,940	¥ 50,856	¥ 57,922